financial instruments - Liquidity risk (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Liquidity risk
Total	$ 34,751	$ 34,005
Debt or equity securities pursuant to a shelf prospectus expired June, 2022
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus		2,750
Debt or equity securities pursuant to a shelf prospectus expiring June, 2023
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus	1,600
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	3,341	3,493
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	289	117
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	29,022	27,989
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,054	2,235
Composite long-term debt
Liquidity risk
Total	31,130
Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities		8
2022 (remainder of year)
Liquidity risk
Total	5,727	7,057
2022 (remainder of year) | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2,911	3,395
2022 (remainder of year) | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	6	15
2022 (remainder of year) | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,589	3,130
2022 (remainder of year) | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	245		$ 504
2022 (remainder of year) | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities		8
2023
Liquidity risk
Total	1,849	1,593
2023 | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	251	62
2023 | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	4	1
2023 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,216	1,167
2023 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	382		364
2024
Liquidity risk
Total	2,527	2,142
2024 | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	163	13
2024 | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	279	101
2024 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,773	1,724
2024 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	312		305
2025
Liquidity risk
Total	2,385	2,425
2025 | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	12	14
2025 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,198	2,217
2025 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	188		176
2026
Liquidity risk
Total	2,105	2,049
2026 | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	1	2
2026 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,943	1,901
2026 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	156		144
2027-2031
Liquidity risk
Total	8,063	7,824
2027-2031 | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	3	7
2027-2031 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	7,578	7,351
2027-2031 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	417		398
Thereafter
Liquidity risk
Total	12,095	10,915
Thereafter | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	11,725	10,499
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	354		$ 344
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(9,177)	(7,575)
Amounts to be exchanged, Pay	9,231	7,742
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total	31,130	30,391
Currency risk related to long-term debt | 2022 (remainder of year) | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(2,027)	(2,050)
Amounts to be exchanged, Pay	2,008	2,059
Currency risk related to long-term debt | 2023 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(191)	(149)
Amounts to be exchanged, Pay	191	148
Currency risk related to long-term debt | 2024 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(191)	(149)
Amounts to be exchanged, Pay	191	148
Currency risk related to long-term debt | 2025 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(570)	(522)
Amounts to be exchanged, Pay	557	540
Currency risk related to long-term debt | 2026 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(157)	(116)
Amounts to be exchanged, Pay	162	118
Currency risk related to long-term debt | 2027-2031 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(2,010)	(1,784)
Amounts to be exchanged, Pay	2,075	1,852
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(4,031)	(2,805)
Amounts to be exchanged, Pay	4,047	2,877
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(644)	(544)
Amounts to be exchanged, Pay	635	540
Currency risk related to foreign currency transactions | 2022 (remainder of year) | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(356)	(544)
Amounts to be exchanged, Pay	351	$ 540
Currency risk related to foreign currency transactions | 2023 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(288)
Amounts to be exchanged, Pay	$ 284